Note 6 - Employee Benefit Plans (Details) - Defined Compensation Plans - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Old 401K Plan [Member]
Company common stock:
Shares held (in Shares)	276,590	294,467
Fair value	$ 5,241,377	$ 6,316,313
Old 401(k) Plan
Dividends on Company stock	61,838	66,312
Retirement Plan [Member]
Retirement Plan
Mutual funds - fair value	2,979,588	2,119,209
Retirement Plan
Employer contributions	$ 453,576	$ 466,926